Schedule of Fair Value of Options (Details) - Gravitics Inc [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Risk-free interest rate	2.50%	10.00%
Expected term (years)	2 years 3 months 18 days
Expected volatility	85.00%	75.00%
Employees and Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Risk-free interest rate	4.20%	4.30%
Expected term (years)	5 years 10 months 24 days	5 years 9 months 18 days
Expected volatility	44.10%	49.50%
Expected dividend yield